Reconciliation of net cash flow to movement in net debt (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Net Debt

	2017	2016	2015
	£m	£m	£m
Net debt at beginning of year	(13,804)	(10,727)	(14,377)

(Decrease)/increase in cash and bank overdrafts	(905)	(1,164)	1,503
(Decrease)/increase in liquid investments	(4)	—	2
Net increase in long-term loans	(2,233)	—	—
Net repayment of/(increase in) short-term loans	3,200	(148)	2,412
Net repayment of obligations under finance leases	23	18	25
Exchange adjustments	585	(1,781)	(268)
Other non-cash movements	(40)	(2)	(24)

Movement in net debt	626	(3,077)	3,650

Net debt at end of year	(13,178)	(13,804)	(10,727)

Summary of Analysis of Changes in Net Debt

	At 1 January			Profit	Reclass-			At 31 December
	2017	Exchange	Other	and loss	ifications	Disposals	Cash flow	2017
Analysis of changes in net debt	£m	£m	£m	£m	£m	£m	£m	£m
Liquid investments	89	(7)	—	—	—	—	(4)	78

Cash and cash equivalents	4,897	(106)	—	—	—	(6)	(952)	3,833
Overdrafts	(292)	6	—	—	—	—	53	(233)

	4,605	(100)	—	—	—	(6)	(899)	3,600

Debt due within one year:
Commercial paper	(1,094)	37	—	—	—	—	528	(529)
European and US Medium Term Notes	(2,680)	121	—	—	(2,114)	—	2,636	(2,037)
Other	(63)	2	(5)	—	(19)	—	59	(26)

	(3,837)	160	(5)	—	(2,133)	—	3,223	(2,592)

Debt due after one year:
European and US Medium Term Notes	(14,620)	530	4	(16)	2,114	—	(2,233)	(14,221)
Other	(41)	2	(23)	—	19	—	—	(43)

	(14,661)	532	(19)	(16)	2,133	—	(2,233)	(14,264)

Net debt	(13,804)	585	(24)	(16)	—	(6)	87	(13,178)

Analysis of changes in liabilities from financing activities
Debt due within one year	(3,837)	160	(5)	—	(2,133)	—	3,223	(2,592)
Debt due after one year	(14,661)	532	(19)	(16)	2,133	—	(2,233)	(14,264)
Hedge of borrowings:
Derivative financial instruments	(38)	—	37	5	—	—	(2)	2
Other financing items	—	91	—	—	—	—	(91)	—
Interest payable	(158)	4	1	(731)	(100)	—	781	(203)

Total liabilities from financing activities	(18,694)	787	14	(742)	(100)	—	1,678	(17,057)